Other interest and similar income (Tables)	12 Months Ended
Dec. 31, 2021
Other interest and similar income
Schedule of Other interest and similar income

	2019	2020	2021

Loans and advances to credit institutions	6,306	2,997	1,543
Loans and advances to customers	1,742	804	507
Debt instruments	7,336	8,207	7,017
	15,384	12,008	9,067